Investor A C Institutional and Class R [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2065 Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	21.02%	16.50%	22.39%	(18.55%)	18.43%	13.99%